Investments (Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds) (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2019		Dec. 31, 2018
Investment Holdings [Line Items]
Fixed income securities Fair Value		$ 1,675
Amortized Cost, Total		3,603		$ 3,348
Total Unrealized Gains		2,188		1,662
Total Unrealized Losses		(24)		(72)	[1]
Fair Value, Total	[1]	5,767		4,938	[2]
Fair value of securities in an unrealized loss position		208		833
Net assets related to pending sales and purchases of securities		3
Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Fair Value		821
Amortized Cost, Total		1,682		1,643
Total Unrealized Gains		1,012		760
Total Unrealized Losses		(12)		(34)	[3]
Fair Value, Total	[3]	2,682		2,369	[4]
Fair value of securities in an unrealized loss position		97		404
Net assets related to pending sales and purchases of securities		3		6
Common/collective trust funds | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	63		76
Fixed income securities Fair Value	[5]	63		76
Common/collective trust funds | Fixed Income | Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	47		51
Fixed income securities Fair Value	[5]	47		51
Corporate debt instruments | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	474		435
Fixed income securities Total Unrealized Gains	[5]	27		5
Fixed income securities Total Unrealized Losses	[5]	(1)		(9)
Fixed income securities Fair Value	[5]	500		431
Corporate debt instruments | Fixed Income | Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	244		224
Fixed income securities Total Unrealized Gains	[5]	13		2
Fixed income securities Total Unrealized Losses	[5]			(5)
Fixed income securities Fair Value	[5]	257		221
Government Securities | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	1,073		1,092
Fixed income securities Total Unrealized Gains	[5]	41		17
Fixed income securities Total Unrealized Losses	[5]	(2)		(12)
Fixed income securities Fair Value	[5]	1,112		1,097
Government Securities | Fixed Income | Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	500		504
Fixed income securities Total Unrealized Gains	[5]	18		7
Fixed income securities Total Unrealized Losses	[5]	(1)		(5)
Fixed income securities Fair Value	[5]	517		506
Equity securities: | U.S.
Investment Holdings [Line Items]
Equity securities Amortized Cost	[6]	1,776		1,741
Equity securities Total Unrealized Gains	[6]	2,120		1,640
Equity securities Total Unrealized Losses	[6]	(21)		(51)
Equity securities Fair Value	[6]	3,875		3,330
Equity securities: | U.S. | Virginia Electric and Power Company
Investment Holdings [Line Items]
Equity securities Amortized Cost	[6]	888		858
Equity securities Total Unrealized Gains	[6]	981		751
Equity securities Total Unrealized Losses	[6]	(11)		(24)
Equity securities Fair Value	[6]	1,858		1,585
Insurance Contracts
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total		206
Fixed income securities Fair Value		206
Cash Equivalents and Other [Member]
Investment Holdings [Line Items]
Cash equivalents and other Amortized Cost		11	[7]	4
Cash equivalents and other Fair Value		11	[7]	4
Cash Equivalents and Other [Member] | Virginia Electric and Power Company
Investment Holdings [Line Items]
Cash equivalents and other Amortized Cost	[8]	3		6
Cash equivalents and other Fair Value	[8]	$ 3		$ 6

[1]	The fair value of securities in an unrealized loss position was $208 million and $833 million at June 30, 2019 and December 31, 2018, respectively.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	The fair value of securities in an unrealized loss position was $97 million and $404 million at June 30, 2019 and December 31, 2018, respectively.
[4]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[5]	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability.
[6]	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
[7]	Includes pending sales of securities of $3 million at June 30, 2019.
[8]	Includes pending sales of securities of $3 million and $6 million at June 30, 2019 and December 31, 2018, respectively.